Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	746,578,037	746,578,037
Ordinary shares, shares issued	225,000,000	225,000,000
Ordinary shares, shares outstanding	225,000,000	225,000,000
Convertible Preferred shares par value (in Dollars per share)	$ 0.00005	$ 0.00005
Convertible Preferred shares issued	193,668,614	193,668,614
Series A preferred shares
Convertible Preferred shares authorized	45,614,646	45,614,646
Convertible Preferred shares issued	45,614,646	45,614,646
Convertible Preferred shares outstanding	45,614,646	45,614,646
Liquidation preference amount (in Dollars)	$ 8,166	$ 8,166
Limited Series A preferred shares
Convertible Preferred shares authorized	27,053,437	27,053,437
Convertible Preferred shares issued	27,053,437	27,053,437
Convertible Preferred shares outstanding	27,053,437	27,053,437
Series B preferred shares
Convertible Preferred shares authorized	121,000,531	121,000,531
Convertible Preferred shares issued	121,000,531	121,000,531
Convertible Preferred shares outstanding	121,000,531	121,000,531
Liquidation preference amount (in Dollars)	$ 19,505	$ 19,505